TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate
Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2019	2018	2017

Income (loss) before taxes as reported in the statements of operations	$4,372	$5,116	$(5,205)

Tax rate	23%	23%	24%

Theoretical tax	$1,006	$1,177	$(1,249)

Increase (decrease) in taxes:

Non-deductible items	264	32	185
Losses and other items for which a valuation allowance was provided	369	972	1,769
Realization of carryforward tax losses for which valuation allowance was provided	(386)	(1,293)	(28)
Changes in valuation allowance	(862)	(377)	-
Tax rate differences in subsidiaries and benefit from reduced tax rates	(26)	223	(71)
Adjustment of deferred tax balances following changes in tax rate for "preferred enterprise"	-	-	410
Provision for uncertain tax positions	654	717	245
Taxes in respect of prior years	(1)	(2)	21
Tax withheld against which valuation allowance was provided this year	694	755	638
Investment tax credit	(163)	(180)	(178)
Other	4	48	(47)

Taxes on income (tax benefit) in the statements of operations	$1,553	$2,072	$1,695

Schedule of Income Taxes
	Year ended December 31,
	2019	2018	2017

Current	$2,184	$3,003	$2,162
Deferred	(631)	(931)	(467)

	$1,553	$2,072	$1,695

Domestic	$820	$1,460	$893
Foreign	733	612	802

	$1,553	$2,072	$1,695

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2019	2018
Deferred tax assets:

Operating losses carry forwards	$4,730	$3,313
Reserves, tax allowances, capital losses carry forwards, operating lease and others	6,128	7,207

Total deferred taxes before valuation allowance	10,858	10,520
Valuation allowance	(4,460)	(5,207)

Deferred tax assets, net:	6,398	5,313

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(2,361)	(2,036)

Deferred tax liabilities:	(2,361)	(2,036)

Net deferred tax assets	$4,037	$3,277

Domestic	$886	$-

Foreign	$3,151	$3,277

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2019	2018	2017

Domestic	$1,730	$1,705	$(1,605)
Foreign	2,642	3,411	(3,600)

	$4,372	$5,116	$(5,205)

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2019	2018

Balance at the beginning of the year	$1,611	$908

Additions based on tax positions taken related to the current year	654	717
Foreign currency translation adjustments	21	(14)

Balance at the end of the year	$2,286	$1,611